Convertible 2015 Notes Payable	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Convertible 2015 Notes Payable

Note 8—Convertible 2015 Notes Payable

Convertible 2015 Notes payable consisted of the following as of September 30, 2016 (unaudited):

	Notes	Debt Discount	Offering Costs	Net Total
Ending balance—December 31, 2015	$5,000,000	$(791,000)	$(99,000)	$4,110,000

Amortization of debt discount and deferred financing costs	—	2,186,000	74,000	2,260,000
Additional debt discount—March warrants	—	(1,497,000)	—	(1,497,000)
Additional debt discount—February warrants	—	(148,000)	—	(148,000)
Additional debt discount—warrant modification	—	(206,000)	—	(206,000)
Ending balance—September 30, 2016	5,000,000	(456,000)	(25,000)	4,519,000

Less: Current Portion	$(5,000,000)	$456,000	$25,000	$(4,519,000)
Long Term Portion	$—	$—	$—	$—

2015 Notes

During the year ended December 31, 2015, the Company sold senior secured promissory notes with an aggregate principal amount of $5.0 million (the “2015 Notes”) in two separate tranches. The two tranches of the 2015 Notes were identical, other than the issuance date and the term of the respective Note tranches and the term of the related detachable warrants, described in greater detail below. On April 23, 2015, the Company closed the first tranche representing $3.1 million in aggregate principal amount of 2015 Notes issued in a private placement to seven institutional investors and on May 7, 2015 the Company closed the second tranche, representing $1.9 million in aggregate principal amount of 2015 Notes to four institutional investors. The Company received total gross proceeds of $5.0 million, less transaction expenses of $0.3 million consisting of legal costs and placement agent fees.

The 2015 Notes bear interest at a rate of 12% per year, payable monthly, and are set to mature on the two-year anniversary of the issuance dates of the 2015 Notes on April 23, 2017 and May 7, 2017 for the first and second tranches, respectively. Upon issuance of the 2015 Notes, each investor, at its discretion, was entitled to convert up to 50% of the balance outstanding under the 2015 Notes. Upon the execution of the December Amendments (as defined below), however, each investor became entitled to fully convert 100% of the balance outstanding under the 2015 Notes may be into shares of the Company’s common stock. The 2015 Notes may be repaid by the Company at any time unless the 2015 Notes are in default.

The 2015 Notes are secured by substantially all assets of the Company and provide for specified events of default, including: (i) failure to pay principal and interest when due, and (ii) failure to effectuate a reverse stock split on or prior to the three-month anniversary of the first tranche of 2015 Notes, which the Company effectuated in July 2015. The 2015 Notes previously required the Company to consummate a Qualified Public Offering on or prior to the six-month anniversary of the first tranche of 2015 Notes. This default condition, however, was amended as described in greater detail below. Any event of default may be waived by the holders of at least a majority of the aggregate principal amount of 2015 Notes, which must include a specified holder under specified circumstances. Upon the occurrence of an event of default, the interest rate immediately increases to 18% per annum and the 2015 Notes become convertible at a price per share equal to 85% of the average of the five lowest volume weighted average prices of the Company’s common stock during a 15 consecutive trading day period immediately prior to the applicable conversion date.

Each holder may require us to redeem the 2015 Notes at a price equal to 115% of the sum of portion of the principal to be redeemed plus accrued and unpaid interest thereon and any accrued and unpaid late charges, if any, with respect to such principal and interest (the “Conversion Amount”) being redeemed (a) upon our default under the Sen2015 ior Notes, or (b) if we enter into a merger or consolidation, or sell or assign all or substantially all of our assets. In addition, at any time from and after the date that is the eighteen-month anniversary of the original issuance date of the 2015 Notes, each holder has the right, in its sole and absolute discretion, at any time or times, to require that we redeem all or any portion of the Conversion Amount of its 2015 Note then outstanding at a price equal to 100% of the Conversion Amount of the portion of the 2015 Note being redeemed.

At any time after the issuance of the 2015 Notes, other than (i) at any time during which an event of default has occurred and is continuing or (ii) from the time we publicly announce a Qualified Public Offering through and including the date that is thirty days immediately following the consummation of such Qualified Public Offering, we have the right to redeem all or any portion of the Conversion Amount then remaining under the 2015 Notes, (a “Company Optional Redemption”); provided, that the aggregate Conversion Amount under 2015 Notes being redeemed must be at least $500,000, or such lesser amount that is then outstanding under the 2015 Notes. The conversion price for such Company Optional Redemption would be a price equal to 100% of the Conversion Amount of the 2015 Notes being redeemed.

The 2015 Notes were originally issued with detachable warrants to purchase 219,785 shares of the Company’s common stock, exercisable for five years with an exercise price of $12.50 per share (the “April and May Warrants”). In August 2016, the Company adjusted the exercise price of such April and May Warrants to $4.00 per share. The Company evaluated the accounting of the April and May Warrants and determined that such warrants should not be accounted for as derivative liabilities.

Between May 2015 and September 2016, the Company and certain investors holding the requisite number of conversion shares and warrant shares underlying the 2015 Notes and April and May Warrants executed several amendments to the Securities Purchase Agreements dated April 22, 2015 and May 7, 2015, respectively, related to the extension or modification of the debt covenants.

Effective as of December 30, 2015, the Company executed a Fourth Amendment to Securities Purchase Agreement dated April 22, 2015, and a Third Amendment to Securities Purchase Agreement dated May 7, 2015 (collectively, the “December Amendments”), each with certain investors holding the requisite number of conversion shares and warrant shares underlying the 2015 Notes and April and May Warrants pursuant to the referenced Securities Purchase Agreements. The December Amendments (i) extended the deadline to March 31, 2016 for the Company’s consummation of a firm commitment underwritten public offering registered under the Securities Act and related listing of its Common Stock on a national securities exchange, (ii) provided for the issuance of additional five-year warrants (the “Additional Warrants”), exercisable for ten shares of Common Stock per $1,000 of outstanding principal of the 2015 Notes held by each buyer pursuant to the April 2015 and May 2015 Securities Purchase Agreements, each with an exercise price of $12.50 per share, subject to adjustment as set forth within the Additional Warrants, issuable in tranches triggered by certain Company actions as set forth in the December Amendments and (iii) authorized the Company, prior to January 31, 2016, to issue to one or more investors up to an aggregate of $1,000,000 principal amount of senior secured notes, on the terms and subject to the restrictions set forth in the December Amendments. An initial tranche of Additional Warrants to purchase up to 50,000 shares of the Company’s common stock were issued in conjunction with the execution of the December Amendments (the “December Warrants”).

The December Amendments also amended the terms of the 2015 Notes to allow for 100% of the balance outstanding under the 2015 Notes to be converted into shares of the Company’s common stock. The modification for the additional conversion feature was accounted for as a debt extinguishment. The Company accelerated the original debt discount to “other expense—debt extinguishment” and recorded additional debt discounts consisting of $609,000 for the fair value of the beneficial conversion feature and $182,000 for the fair value of the December Warrants issued. On February 2, 2016, due to the Company’s failure to conclude its public offering, the Company issued Additional Warrants to purchase an aggregate of up to 50,000 shares of the Company’s common stock on the same terms as the December Warrants (the “February Warrants”).

On March 31, 2016, the Company executed amendments to the 2015 Notes and related Securities Purchase Agreements (collectively, the “March Amendments”), each with certain investors holding the requisite number of conversion shares and warrant shares underlying the 2015 Notes and April and May Warrants pursuant to the referenced Securities Purchase Agreements. The March Amendments (i) removed the requirement that the Company consummate a “Qualified Public Offering”; (ii) extended the deadline for the Company to commence trading on a Qualified Eligible Market (as defined in the March Amendments) to no later than April 14, 2016; provided that if the Company consummated a private offering of its securities resulting in gross proceeds to the Company of at least $3,000,000 after March 31, 2016 and prior to or on April 14, 2016 (a “Qualified Private Offering”), such deadline would be automatically extended to October 15, 2016; (iii) provided for the issuance of warrants to purchase up to 500,000 shares of the Company’s common stock, each with an exercise price of $5.00 per share, subject to adjustment as set forth within the warrants (the “March Warrants”); and (iv) added an additional covenant on behalf of the Company that, on or prior to April 14, 2016, it would cause its net monthly cash flow directly associated with the CLA, taken together with its monthly capital expenditure spending associated with the CLA, and excluding expenditures associated with the FSAT requirements defined in the CLA, to be neutral or positive, to be accomplished by re-negotiation or termination of such CLA. On April 11, 2016, we consummated a $3 million private offering and thereby satisfied condition (ii) above. On March 31, 2016 we issued the March Warrants, as described in Note 12, and we remained in compliance with the net monthly cash flow covenant listed in (iv) above during all relevant times. On June 29, 2016, we signed the CMLA, which will replace the CLA upon the successful completion of the technical tests associated with the KG2. Additionally, upon execution of the September Amendments (as defined below), the monthly cash flow covenant listed in (iv) above was removed. In connection with the issuance of the March Warrants, the exercise price of the December Warrants and February Warrants was reduced to $5.00 per share.

The Company evaluated the February Warrants and the March Warrants and determined that both issuances should be accounted for as derivative liabilities on the date of issuance. The Company recorded an additional $148,000 of debt discount upon the issuance of the February Warrants and $1,497,000 of debt discount upon the issuance of the March Warrants.  The December 31, 2015 debt discount and the additional discounts recorded in February 2016 and March 2016 are amortized over the expected remaining life of the debt.

On August 24, 2016, the April and May Warrants, December Warrants, February Warrants, and March Warrants were all amended to (i) reduce the exercise price of such warrants to $4.00 per share and (ii) remove the net cash settlement option which had given rise to derivative accounting. The warrants accounted for as derivative liabilities were marked to market at the $5.00 exercise price immediately prior to the amendment with any change in value recorded to income. The warrants with price adjustment from $12.50 per share to $4.00 per share were not previously accounted for as derivative liabilities. The foregoing warrants were then revalued with an amended exercise price of $4.00 and the difference in fair value resulting from an exercise price reduction of $12.50 per share to $4.00 per share, in the case of the April and May Warrants, and from $5.00 per share to $4.00 per share, in the case of the December Warrants, February Warrants and March Warrants, was recorded as an additional debt discount of $206,000, which will be amortized over the expected remaining life of the 2015 Notes.

Effective as of September 1, 2016, the Company executed amendments to the 2015 Notes and related Securities Purchase Agreements (collectively, the “September Amendments”), which are binding upon all of the 2015 Notes. The September Amendments (i) extend the deadline for the Company to commence trading on a Qualified Eligible Market (as defined in the September Amendments) to no later than December 31, 2016; (ii) provide that the Company may, on or prior to September 1, 2016, issue to one or more investors up to an aggregate of $1,500,000 principal amount of one-year term unsecured notes, as described in Note 9 below, and related warrants, and approve the forms of agreements to be executed in connection with the issuance of such unsecured notes and warrants; (iii) remove the covenant on behalf of the Company related to net monthly cash flow directly associated with the CLA, as described above; (iv) extend the earliest date on which the holders of the 2015 Notes may require the Company to redeem all or any portion of such 2015 Notes until December 31, 2016; and (v) extend the deadline for the Company to consummate a Further Private Offering (as defined in the 2015 Notes) to December 31, 2016. Effective as of October 21, 2016, the Company executed amendments to the 2015 Notes to clarify and conform the terms of such 2015 Notes to the terms of previous amendments to such 2015 Notes and the related Securities Purchase Agreements.

Derivative Liabilities

We evaluate any freestanding financial instruments or embedded features that have the characteristics of a derivative, and to any freestanding financial instruments that are potentially settled in an entity’s own common stock to determine if they are indexed to an entity’s own stock. During the fiscal year ended December 31, 2015, we determined that the issuance of the 2015 Notes contained an embedded note conversion feature that is required to be accounted for as a derivative. In December 2015, we modified the conversion feature which gave rise to additional derivative liabilities and issued to the debt holders the December Warrants that included a price reset provision and net cash settlement option. The inclusion of the price reset provision and contingent net cash settlement provision required us to treat the December Warrants as derivative liabilities and increase the debt discount for the initial value of the derivative liability. Also, in December 2015, we issued warrants to purchase an aggregate of up to 312,500 shares of the Company’s common stock to the investors in the December 2015 equity offering (the “December Offering Warrants”). The December Offering Warrants include limited price reset and net cash settlement provisions, until the earlier of June 30, 2016 or upon the registration of the December 2015 equity securities. This price protection clause expired on June 30, 2016. We recorded the fair value of the December Offering Warrants issued as a derivative liability with a corresponding decrease in additional paid-in capital. In the first quarter of 2016, we issued the February Warrants and March Warrants to the holders of the 2015 Notes in exchange for the waiver of certain debt covenants. The February Warrants and March Warrants were in substantially identical form to the December Offering Warrants and December Warrants. We recorded the fair value of the February Warrants and March Warrants issued as a derivative liability with a corresponding increase in debt discount. In September 2016 we issued convertible unsecured notes with an embedded conversion feature that is required to be accounted for as a derivative. In August 2016 we amended the terms of all warrants accounted for as derivatives to eliminate the potential net settlement and price adjustment provisions which gave rise to derivative accounting treatment. We marked the warrants to market immediately prior to the amendment and reclassified the remaining fair value to paid in capital.

The embedded conversion features and common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants and embedded conversion features using the Black-Scholes pricing model using the following assumptions:

2016
Annual dividend yield	—
Expected life (years)	0.1–5 years
Risk-free interest rate	0.5–0.9%
Expected volatility	98–107%

Expected volatility is based primarily on historical volatility of us and our peer group. Historical volatility was computed using weekly pricing observations for us and daily pricing observations for our peer group for recent periods that correspond to the expected term. We believe this method produces an estimate that is representative of our expectations of future volatility over the expected term of these warrants.

We currently have no reason to believe future volatility over the expected remaining life of these warrants is likely to differ materially from historical volatility. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on one-year to five-year U.S. Treasury securities consistent with the remaining term of the warrants.

Derivative liabilities consisted of the following (unaudited):

	Warrants Liability	Embedded Note Conversion Feature	Total
Value as of December 31, 2015	$1,297,000	$1,213,000	$2,510,000
Adjustment to fair value	(1,223,000)	(1,901,000)	(3,124,000)
Additional Warrants issued for debt amendment	1,645,000	—	1,645,000
Modification of Conversion Feature—debt amendment	—	1,429,000	1,429,000
Warrant amendment—August 24, 2016	(1,719,000)	—	(1,719,000)
Issuance of Convertible Unsecured Notes—September 1, 2016	—	282,000	282,000
Ending balance—September 30, 2016	$—	$1,023,000	$1,023,000

On August 24, 2016, we amended the terms of all warrants that had been previously accounted for as derivative liabilities. The amendments reduced the exercise price of each warrant series to $4.00 per share and removed net cash settlement language, and any price reset provisions had since lapsed. After the execution of the amendments, we determined that the December Offering Warrants, December Warrants, February Warrants and March Warrants were no longer required to be accounted for as derivative liabilities. We marked each warrant to market immediately prior to the execution of the amendments and reduced the derivative liability associated with each warrant to zero with a corresponding increase to paid-in capital.

On September 1, 2016 we issued $1,250,000 of convertible unsecured notes (the “Convertible Unsecured Notes”), as described in Note 9. The Convertible Unsecured Notes include an embedded conversion feature that is required to be accounted for as a derivative valued at $282,000 on the date of issuance. As of September 30, 2016, the embedded conversion feature attributable to the Convertible Unsecured Notes was valued at $266,000 and the embedded conversion feature attributable to the Convertible Unsecured was valued at $757,000.